Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 6 - Related Party Transactions

Notes Payable

	December 31, 2019	June 30, 2019

Note payable to a stockholder in which the $200,000 principal plus $10,000 of interest was payable in December 2019. Borrowings under the note increased and the maturity was extended to November 2021. The note bears interest at 6% and is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 400,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.

	$ 400,000	$ 200,000

Fair value of unsecured notes payable to seller of Concepts and Solutions, a related party, bearing interest at 3% per year, payable in annual installments through November 30, 2021. Payments are subject to adjustment based on the achievement of minimum gross revenues and successful completion of certain pre-acquistion withholding tax issues of Concepts and Solutions.	1,073,467	-

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Interest is payable in cash or common stock, at the holders option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 1,000,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	1,000,000	-

Note payable to a stockholder in which the note principal plus 6% interest is payable in November 2021. Interest is payable in cash or common stock, at the Company's option. If interest is paid in common stock, the conversion price will be the market price at the time of conversion. Principal on the note at maturity is convertible into 200,000 shares of Series D Preferred Stock. If principal is paid prior to maturity, the right of conversion is terminated.	200,000	-

Total Related Party Notes Payable	2,673,467	200,000

Current Portion of Convertible Notes Payable	1,223,467	200,000

Long-term Portion of Convertible Notes Payable	$ 1,450,000	$ -

Future maturities of notes payable are as follows:

Period ending December 31,
2020	$ 1,223,467
2021	1,450,000
$ 2,673,467

Leases

The Company leases property used in operations from a related party under terms of an operating lease. The term of the lease expires on December 31, 2021. The monthly lease payment is $1,500 plus maintenance and property taxes, as defined in the lease agreement. Operating lease expense for this lease totaled $4,500 and $9,000 for the three and six months ended December 31, 2019, respectively.  Rent expense for this lease totaled $17,146 and $20,134 for the three and six months ended December 31, 2018, respectively.

The Company leases vehicles from related parties under financing leases. The Company is paying the lease payments directly to the creditors, rather than the lessor. The leased vehicles are used in operations for deliveries and installations.

Other Agreements

A related party collateralizes the Company’s short-term note with a CD in the amount of $274,900, held at the same bank. The related party will receive a $7,500 collateral fee for this service (see Note 4).

Note 6 - Related Party Transactions

Notes Payable

The Company's notes payable obligations to related parties are as follows:

	June 30, 2019	June 30, 2018
Note payable to a related party in which the notes accrues interest on the original principal balance at a rate of 8% annually and is due on demand.	-	$15,000

Note payable to a stockholder in which the note principal plus interest of $10,000 is payable in December 2019.
	200,000	-

Various notes payable to a related party in which the note accrues interest on the original principal balance at a rate of 6.25% annually and is due on demand.	-	91,000

Note payable to a related party in which the note accrues interest on the original principal balance at a rate of 6.25% annually and is due in August 2019.
	-	8,000

Notes payable to a related party in which the note bears no interest and is due on demand.
	-	25,000

Note payable to a related party in which the note accrues interest on the original principal balance at a rate of 9% annually and matures in October 2019.
	-	125,000

Note payable to an individual executed February 2018 in which the note accrues interest on the original principal balance at a rate of 18% annually and is due on demand.

	-	10,000

Various notes payable to a related party in which the note accrues interest on the original principal balance at a rate of 10% annually through December 31, 2016 at which time the interest rate was reduced to 6.25% interest annually. The notes are scheduled to mature at various dates through July 2021.

	-	211,534
Total Related Party Notes Payable	200,000	485,534
Current Portion of Related Party Notes Payable	200,000	485,534
Long-term Portion of Related Party Notes Payable	$ -	$ -

As disclosed in Note 12, the Entertainment segment was sold effective February 6, 2019. The notes payable obligations to related parties for this segment are zero at June 30, 2019.

Advances

In support of the Company’s efforts and cash requirements, it may rely on advances from related parties until such time that it can support its operations or attain adequate financing through sales of its equity or traditional debt financing. There is no formal written commitment for continued support by officers, directors or shareholders. Amounts represent advances or amounts paid in satisfaction of liabilities. The advances are unsecured, due on demand, and the amounts outstanding at June 30, 2019 and 2018 are $0 and $260,173, respectively.

Leases

The Company leases property used in operations from a related party under terms of an operating lease. The term of the lease expires on December 31, 2021. The monthly lease payment is $1,500 plus maintenance and property taxes, as defined in the lease agreement. Rent expense for this lease, as well as other operating leases, totaled $18,000, $5,150, and $35,583 for the year ended June 30, 2019, the three months ended June 30, 2018, and the year ended March 31, 2018, respectively

The Company leases two vehicles from related parties under capital leases. The Company is paying the lease payments directly to the creditors, rather than the lessor. The leased vehicles are used in operations for deliveries and installations.

Other Agreements

A related party collateralizes the Company’s short-term note with a CD in the amount of $274,900, held at the same bank. The related party will receive a $7,500 collateral fee for this service (Note 4). In May 2018, 50,000 shares of stock were issued to the related party in exchange for a $100,000 reduction in the short-term note balance.

Notes Payable Converted to Common Stock

On June 22, 2018, various board members and executives of FLCR exchanged their outstanding related party debt and accrued interest for 4% of the Company’s common stock as described in Note 12.